STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) For the years ended June 30, 2015 and June 30, 2014 - USD ($)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated	Total Stockholders' Equity (Deficit)
Balance, Value at Jun. 30, 2013		$ 3,305	$ 47,795	$ (5,360)	$ 45,740
Balance, Shares at Jun. 30, 2013		3,305,000	0	0	0
Net loss (profit/loss)		$ 0	$ 0	$ (40,035)	$ (5,360)
Balance, Value at Jun. 30, 2014		$ 3,305	$ 47,795	$ (45,395)	$ 5,705
Balance, Shares at Jun. 30, 2014	3,305,000	3,305,000	0	0	0
Net loss (profit/loss)		$ 0	$ 0	$ (16,757)	$ (16,757)
Balance, Value at Jun. 30, 2015		$ 3,305	$ 47,795	$ (62,152)	$ (11,052)
Balance, Shares at Jun. 30, 2015	3,305,000	3,305,000	0	0	0